Segmental reporting - Analysis of results by business (Details) £ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£) Employees	Dec. 31, 2018 GBP (£) Employees		Dec. 31, 2017 GBP (£) Employees
Disclosure of operating segments [line items]
Total income		£ 14,151	£ 13,600	[1]	£ 13,730	[1],[2]
Credit impairment charges	[3]	(1,202)	(643)	[1]	(1,553)	[1],[2],[4]
Net operating income/(expenses)		12,949	12,957	[1]	12,177	[1],[2]
Operating expenses		(9,982)	(11,739)	[1]	(10,678)	[1],[2]
Profit/(loss) before tax		3,112	1,286	[1]	1,758	[1],[5]
Total assets		876,672	877,700
Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[6]	14,151	13,600		13,730
Barclays Bank Group [member]
Disclosure of operating segments [line items]
Total assets		£ 876,672	877,700
Number of employees (full time equivalent) | Employees		20,500
Average number of employees (full time equivalent) | Employees		21,700
Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income		£ 14,151	13,600	[7]	13,730
Credit impairment charges		(1,202)	(643)		(1,553)
Net operating income/(expenses)		12,949	12,957		12,177
Operating expenses		(9,718)	(9,893)		(10,230)
GMP Charge			140
Litigation and conduct		(264)	(1,706)		(448)
Operating expenses		(9,982)	(11,739)		(10,678)
Other net income/(expenses)	[8]	145	68		259
Profit/(loss) before tax		3,112	1,286		1,758
Total assets		£ 876,700	£ 877,700		£ 1,129,300	[9]
Number of employees (full time equivalent) | Employees			22,400		21,800
Operating segments [member] | Corporate and investment bank [member] | Barclays Bank Group [member]
Disclosure of operating segments [line items]
Number of employees (full time equivalent) | Employees		8,100
Operating segments [member] | Corporate and investment bank [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income		£ 10,009	£ 9,741	[7]	£ 9,901
Credit impairment charges		(157)	152		(213)
Net operating income/(expenses)		9,852	9,893		9,688
Operating expenses		(7,267)	(7,459)		(7,610)
GMP Charge			0
Litigation and conduct		(108)	(68)		(267)
Operating expenses		(7,375)	(7,527)		(7,877)
Other net income/(expenses)	[8]	113	28		133
Profit/(loss) before tax		2,590	2,394		1,944
Total assets		£ 799,600	£ 792,500		£ 788,700	[9]
Number of employees (full time equivalent) | Employees			9,100		8,800
Operating segments [member] | Consumer, cards and payments [member] | Barclays Bank Group [member]
Disclosure of operating segments [line items]
Number of employees (full time equivalent) | Employees		3,100
Operating segments [member] | Consumer, cards and payments [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income		£ 4,462	£ 4,267	[7]	£ 4,504
Credit impairment charges		(1,016)	(808)		(1,293)
Net operating income/(expenses)		3,446	3,459		3,211
Operating expenses		(2,359)	(2,304)		(2,167)
GMP Charge			0
Litigation and conduct		(7)	(59)		(2)
Operating expenses		(2,366)	(2,363)		(2,169)
Other net income/(expenses)	[8]	40	41		121
Profit/(loss) before tax		1,120	1,137		1,163
Total assets		£ 65,700	£ 71,600		£ 67,400	[9]
Number of employees (full time equivalent) | Employees			3,300		2,700
Operating segments [member] | Barclays Non-core [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[10]				£ (527)
Credit impairment charges	[10]				(30)
Net operating income/(expenses)	[10]				(557)
Operating expenses	[10]				(251)
Litigation and conduct	[10]				(28)
Operating expenses	[10]				(279)
Other net income/(expenses)	[8],[10]				197
Profit/(loss) before tax	[10]				(639)
Total assets	[9],[10]				£ 0
Number of employees (full time equivalent) | Employees	[10]				0
Head Office [member] | Barclays Bank Group [member]
Disclosure of operating segments [line items]
Number of employees (full time equivalent) | Employees		9,300
Head Office [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income		£ (320)	£ (408)	[7]	£ (148)
Credit impairment charges		(29)	13		(17)
Net operating income/(expenses)		(349)	(395)		(165)
Operating expenses		(92)	(130)		(202)
GMP Charge			(140)
Litigation and conduct		(149)	(1,579)		(151)
Operating expenses		(241)	(1,849)		(353)
Other net income/(expenses)	[8]	(8)	(1)		(192)
Profit/(loss) before tax		(598)	(2,245)		(710)
Total assets		£ 11,400	£ 13,600		£ 35,800	[9]
Number of employees (full time equivalent) | Employees			10,000		10,300

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]

Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (I mpairment charges : £ 217 m and recoveries : £ 16 m ) and for the twelve months ended 31 December 2017 (I mpairment charges : £ 929 m and recoveries : £ 1 4 6 m ) have been reported as discontinued operations

[4]	2017 numbers are pre sented on an IAS 39 basis
[5]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.

[6]

The geographical analysis is now based on the location of office where the transactions are recorded, whereas it was previously based on counterparty location. The new approach is better aligned to the geographical view of the business following the implementation of structural reform . Prior year comparatives have been restated

[7]	b £ 351 m of certain capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in full year 2 017.
[8]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitio ns.

[9]	Total assets for UK banking business are incl uded within Barclays Bank Group for 2017
[10]	a Barclays Non-Core segment was closed on 1 July 2017, with financial performance subsequently reported in Corporate and Investment Bank, Head Office and UK banking busines